PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2022 USD ($)
Property, equipment and software, net
Total property, equipment and software		¥ 268,882	¥ 260,753
Total accumulated depreciation and amortization		(234,351)	(231,447)
Net book value		34,531	29,306		$ 5,447
Depreciation and amortization expenses	¥ 21,300	14,300	46,400	¥ 88,900
Leasehold improvement
Property, equipment and software, net
Total property, equipment and software		174,466	167,073
Total accumulated depreciation and amortization		(165,858)	(159,103)
Electronic equipment
Property, equipment and software, net
Total property, equipment and software		53,194	61,758
Computer equipment
Property, equipment and software, net
Total accumulated depreciation and amortization		(50,651)	(56,961)
Software
Property, equipment and software, net
Total property, equipment and software		26,018	26,018
Total accumulated depreciation and amortization		(14,055)	(11,561)
Furniture
Property, equipment and software, net
Total property, equipment and software		3,508	3,650
Total accumulated depreciation and amortization		(2,518)	(2,738)
Vehicle and motor
Property, equipment and software, net
Total property, equipment and software		4,478	2,254
Total accumulated depreciation and amortization		(1,269)	¥ (1,084)
Construction in progress
Property, equipment and software, net
Total property, equipment and software		¥ 7,218